Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other operating income and expense
Foreign exchange gains	€ 36,200	€ 61,274	€ 301,410	€ 180,984
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,097	14,131	7,668	20,952
Revaluation of certain investments	(178)	18,107	7,328	79,190
Income attributable to consent agreement on foregone profits from sale of certain pharmaceuticals to non-associated companies		62,369		62,369
Income from strategic transactions and programs	2,405	16,079	10,342	103,576
Other	16,553	19,106	70,488	85,423
Other operating income	56,077	191,066	397,236	532,494
Foreign exchange losses	47,958	74,248	338,678	209,471
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,200	5,881	8,162	8,951
Revaluation of certain investments	5,027		70,173
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
Other	13,864	35,483	65,747	66,512
Other operating expense	125,274	119,509	576,844	551,261
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	(45,083)	14	€ (46,088)	(96,962)
Period of extension of transformation of operating structure and steps to achieve cost savings			2 years
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ (45,083)	€ 14	€ (45,083)	€ (96,962)